Operating Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Operating Segments [Abstract]
Summary of segmental information
	Three Months Ended June 30,
	2015	2014
Contract/Grant Revenue
Vaccines/BioDefense	$1,099,827	$1,321,385
BioTherapeutics	—	96,863
Total	$1,099,827	$1,418,248

Income (Loss) from Operations
Vaccines/BioDefense	$302,531	$264,810
BioTherapeutics	(1,383,167)	(650,477)
Corporate	(954,115)	(1,310,164)
Total	$(2,034,751)	$(1,695,831)
Amortization and Depreciation Expense
Vaccines/BioDefense	$9,941	$9,809
BioTherapeutics	49,866	49,072
Corporate	1,924	1,526
Total	$61,731	$60,407

Other Income / (Expense), Net
Corporate	$(1,942,943)	$747,314

Share-Based Compensation
Vaccines/BioDefense	$19,344	$10,450
BioTherapeutics	30,179	33,135
Corporate	87,640	77,672
Total	$137,163	$121,257

	Six Months Ended June 30,
	2015	2014
Contract/Grant Revenue
Vaccines/BioDefense	$1,902,141	$2,198,430
BioTherapeutics	13,972	130,415
Total	$1,916,113	$2,328,845

Income (Loss) from Operations
Vaccines/BioDefense	$387,212	$404,214
BioTherapeutics	(2,148,043)	(1,686,068)
Corporate	(1,832,187)	(2,003,886)
Total	$(3,593,018)	$(3,285,740)

Amortization and Depreciation Expense
Vaccines/BioDefense	$19,727	$19,744
BioTherapeutics	98,240	99,011
Corporate	3,690	3,739
Total	$121,657	$122,494

Other Income / (Expense), Net
Corporate	$(4,953,998)	$(994,485)

Share-Based Compensation
Vaccines/BioDefense	$43,936	$20,900
BioTherapeutics	59,435	109,256
Corporate	175,817	167,763
Total	$279,188	$297,919

	As of June 30, 2015	As of December 31, 2014

Identifiable Assets
Vaccines/BioDefense	$945,991	$1,025,220
BioTherapeutics	113,916	204,308
Corporate	4,306,282	5,724,720
Total	$5,366,189	$6,954,248

	For the Years Ended December 31,
	2014	2013
Revenues
Vaccines/BioDefense	$6,756,388	$3,003,822
BioTherapeutics	286,628	220,330
Total	$7,043,016	$3,224,152

Income (loss) from Operations
Vaccines/BioDefense	$807,164	$(1,666,130)
BioTherapeutics	(7,674,381)	(3,069,998)
Corporate	(3,894,132)	(2,420,414)
Total	$(10,761,349)	$(7,156,542)

Amortization and Depreciation Expense
Vaccines/BioDefense	$39,625	$37,981
BioTherapeutics	199,196	190,033
Corporate	6,966	2,057
Total	$245,787	$230,071

Interest Income
Corporate	$1,310	$1,960

Stock-Based Compensation
Vaccines/BioDefense	$114,920	$80,432
BioTherapeutics	193,926	250,431
Corporate	411,304	472,197
Total	$720,150	$803,060

	As of December 31,
	2014	2013

Identifiable Assets
Vaccines/BioDefense	$1,025,220	$1,870,414
BioTherapeutics	204,308	386,721
Corporate	5,724,720	6,008,320
Total	$6,954,248	$8,265,455